RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 9 – RELATED PARTY TRANSACTIONS

Doc Pharma S.A.

Doc Pharma S.A. is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the son of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past.

Prepaid expenses and other current assets – related party

As of March 31, 2025 and December 31, 2024, the Company had a prepaid balance of $3,549,574 and $3,284,052, respectively, to Doc Pharma. For the year ended March 31, 2025 the prepayment of approximately $2.9 million relates to purchases of inventory pursuant to the CMO agreement signed between the Company and Doc Pharma SA on October 10, 2020, $310k concern the purchase of pharmaceutical and nutraceutical licenses according to the May 17, 2021 R&D agreement and the remaining $378k relate to the current portion of the Royalty Agreement signed on December 31, 2024 between the and DocPharma SA (refer to “Research and Development” section of the MD&A). The non-current portion of the Royalty Agreement of $1,889,300 is included in “Other Assets – Related Party” in the Company’s Consolidated Balance Sheets as of March 31, 2025.

Accounts payable and accrued expenses - related party

As of March 31, 2025 and December 31, 2024, the Company had an accounts payable balance to Doc Pharma of $345,702 and $249,768, respectively. The March 31, 2025 balance mostly concerns a checks payable balance that our subsidiary, Skypharm SA, owes to Doc Pharma SA.

Accounts receivable - related party

Additionally, the Company had a receivable balance of $2,469,234 and $2,295,706 from Doc Pharma S.A. as of March 31, 2025 and December 31, 2024, respectively, which concerns trading receivables balances with the Company’s Greek and UK subsidiaries. As of March 31, 2025, a cumulative allowance for doubtful accounts of approximately $1.4 million has been recognized, effectively offsetting this balance.

Sales and Purchases

During the three months ended March 31, 2025 and 2024, the Company purchased a total of $300,208 and $189,048 of products from Doc Pharma S.A., respectively. During the three months ended March 31, 2025, and 2024, the Company sold $130,362 and $384,321 of products to Doc Pharma, respectively.

Other Agreements

On October 10, 2020, the Company entered into a contract manufacturer outsourcing (“CMO”) agreement with Doc Pharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and good manufacturing practice (“GMP”) protocols as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for five years, however, either party may terminate the agreement at any time giving six-month advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, it is not responsible for potential delays that may arise, concerning their import. Doc Pharma is also obligated to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity (“MoQ”) of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change.

For the three months ended March 31, 2025 and 2024, the Company has purchased €208,568 ($219,645) and €65,161 ($68,621) respectively, in inventory related to this agreement.

On May 17, 2021, Doc Pharma and the Company entered into a Research and Development (“R&D”) agreement whereby Doc Pharma will be responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022. During the year ended December 31, 2023, 24 additional licenses were purchased at value of €475,014 ($525,461) and during the year ended December 31, 2024, 60 additional Sky Premium Life licenses were purchased for €710,000 ($734,921). During the three months ended March 31, 2025, no additional licenses were purchased. The agreement will terminate on December 31, 2025.

Purchase of branded pharmaceuticals

On June 28, 2023, the Company approved the purchase of five proprietary and innovative branded pharmaceuticals with significant market presence and material profit contribution from Zakalia Ltd., the parent company of Doc Pharma, for €1,800,000 ($1,965,600). The transaction was settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma. The purchased branded pharmaceuticals are presented in “Goodwill and intangible assets, net” on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company recognized an impairment charge of $160,947 related to two licenses that are no longer expected to be commercialized. The impairment was recorded after management’s assessment determined that the recoverability of these assets was no longer supportable due to changes in market conditions and strategic priorities. No additional impairment charge was recorded within the three-month period ended March 31, 2025.

On December 29, 2023, the Company approved the purchase of additional 19 generic licenses from Doc Pharma, of a total value of €3,200,000 ($3,539,840). This transaction was also settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma.

Loans receivable - related party

The balance of prepaid expenses due Doc Pharma as of December 31, 2022, had increased to €7,103,706 ($7,599,545), which was mainly attributable to the prepayments SkyPharm S.A. made in accordance with the CMO agreement and the extensive orders and sales of the SPL products the Company expected to achieve within 2023, mainly through its Amazon channels in the UK, Singapore, Canada and other countries. However, as the benefit from a significant portion of the prepaid balance would not have been realized within a 12-month period, the Company opted to secure a portion of the outstanding prepaid balance through a loan agreement. SkyPharm S.A. (the “Lender”) entered into a loan agreement with Doc Pharma (the “Borrower”) for €4,000,000 ($4,279,200), all of which was financed through the outstanding prepaid balance. The duration of the loan is for a 10-year period up to December 31, 2032 (the “Maturity Date”). The loan bears a fixed interest rate of 5.5% payable on a monthly basis and will be repayable in 120 equal instalments of €33,333.33 ($37,150). The loan may be prepaid anytime during its duration in full or partially based on the Company’s product requirements and other factors, without Doc Pharma incurring any prepayment penalty.

As of March 31, 2025 and December 31, 2024, the loan had a current portion of €712,200 ($768,891) and €500,000 ($517,550), and a non-current portion of €2,663,379 ($2,875,384), and €2,800,000 ($2,898,280), respectively, which is classified as “Loans receivable – related party” on the accompanying consolidated balance sheets. During the three-month period ended March 31, 2025, the Company received no principal repayments or interest repayments. Additionally, during the three months ended March 31, 2025 and 2024, the Company recorded €43,179 ($45,472) and €49,041 ($53,235) as interest income relating to this loan.

Cana Laboratories Holding Limited

Cana was considered a related party as the Company had signed a binding letter of intent and an SPA for the acquisition of Cana. The acquisition was completed on June 30, 2023 according to the SPA signed on May 31, 2023. Thus, all balances between the Company and Cana were eliminated upon consolidation as of December 31, 2023. The Secured Promissory Note discussed below was included in consideration transferred upon acquisition.

Loans receivable - Related Party - Long Term

On February 28, 2023 (Issue Date), the Company signed a Secured Promissory Note with Cana Laboratories Holdings (Cyprus) Limited (the “Holder”), whereby the Holder borrowed the sum of €4,100,000 ($4,457,520) from the Company. Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus 1 month LIBOR per annum (5.47% as of December 31, 2023). The maturity date (“Maturity Date”) of this Note shall be five (5) years from the Issue Date. The Principal Amount, as well as all accrued interest shall be due and payable on the Maturity Date. Following the completion of Cana’s acquisition on June 30, 2023 the balance of the Note was eliminated on a consolidated level.

Panagiotis Kozaris

Panagiotis Kozaris is considered a related party due to the fact that he is a former General operational manager and current employee of Cosmofarm S.A.

Prepaid Expenses and Other Current Assets - Related Party

From time-to-time the Company purchases back shares that Panagiotis Kozaris owns and records them as treasury shares. The Company pays Panagiotis Kozaris in advance for the shares owned and obtains the shares upon execution of a cumulative stock-purchase agreement (“SPA”). During the years ended December 31, 2023 and 2022, the Company paid Panagiotis Kozaris an additional sum of $51,159 and $143,056 respectively for shares owned, however, no SPA for these funds has been executed as of December 31, 2024. The Company intends to execute a cumulative SPA for these amounts within 2025. The total balances owed of $194,215 and $194,215 are included in “Prepaid expenses and other current assets - related party”, on the accompanying consolidated balance sheets as of March 31, 2025 and December 31, 2024, respectively.

Basotho Investment Limited

Basotho Investment Limited is considered a related party once Panagiotis Kozaris (former general operational manager and current employee of Cosmofarm SA) is one of its directors.

General and administrative expenses

On November 21, 2023, the Company issued 120,000 shares of common stock to Basotho Investment Limited for services rendered. The amortization of the fair value of these shares for the three-month period ended March 31, 2025 and 2024 was $0 and $30,900, which was recorded as general and administrative expense.

Maria Kozari

Maria Kozari is considered a related party to the Company due to the fact that she is the daughter of Panagiotis Kozaris, a former Operational General Manager and current employee of Cosmofarm S.A.

Accounts Receivable - Related Party

During 2021, the Company, through its subsidiary, Cosmofarm SA, commenced a partnership with a pharmacy called “Pharmacy & More”, owned by Maria Kozari. The transactions with the respective pharmacy were in Cosmofarm’s normal course of business, however, a more flexible credit policy was allowed as the pharmacy was new and needed to be established in the market. During the three-month period ended March 31, 2025 and 2024 the Company’s net sales to Pharmacy & More amounted to $100,870 and $86,678, respectively. As of March 31, 2025 and December 31, 2024 the Company’s outstanding receivable balance due from the pharmacy amounted to $1,188,908 and $1,183,429, respectively, and are included in “Accounts receivable - related party”, on the accompanying consolidated balance sheets. As of March 31, 2025 and December 31, 2024, a cumulative allowance for doubtful accounts of approximately $773,051 and $735,000, respectively, has been recognized, effectively offsetting this balance.

The Company plans to acquire Pharmacy & More within fiscal year 2025. Upon acquisition, the Company intends to offset the outstanding receivable balance with the corresponding purchase price and additionally plans to make Pharmacy & More the first shop-in-shop of its own branded line of nutraceutical products, Sky Premium Life® (SPL).

Other Related Parties

Additionally, the Company has the following material related-party balances as of March 31, 2025: a) a balance of $76,865 relating to unpaid salaries and bonuses due to Grigorios Siokas, the CEO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets, b) a balance of $168,000 relating to unpaid salaries and bonuses due to George Terzis, the CFO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets c) a balance of $15,000 relating to unpaid salaries and bonuses due to Nikolaos Bardakis, the COO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets.

Notes Payable – Related Party

A summary of the Company’s related party notes payable as of March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024

Beginning Balance	$10,558	$11,283
Payments	-	-
Foreign currency translation	454	(725)
Ending Balance	$11,012	$10,558

Dimitrios Goulielmos

Dimitris Goulielmos was the Company’s former CEO and a Director of the Company.

On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of March 31, 2025 and December 31, 2024, the Company had a principal balance of €10,200 ($11,012) and €10,200 ($10,558), respectively.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the three months ended March 31, 2025, the Company recorded a foreign currency translation loss of $454.

Loans Payable – Related Party

A summary of the Company’s related party loans payable as of March 31, 2025 and December 31, 2024 is presented below:

	March 31, 2025	December 31, 2024

Beginning balance	$6,194	$13,257
Proceeds		-
Payments	(108,500)	(6,210)
Set-offs	102,039	-
Foreign currency translation	267	(853)
Ending balance	$-	$6,194

Grigorios Siokas

From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of March 31, 2025 and December 31, 2024 the Company had an outstanding principal balance under these loans of $0 and $6,194, respectively.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the three months ended March 31, 2025, the Company recorded a loss of $267.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.

NOTE 9 – RELATED PARTY TRANSACTIONS

Doc Pharma S.A.

Doc Pharma S.A. is considered a related party to the Company due to the fact that the CEO of Doc Pharma is the son of Grigorios Siokas, the Company’s CEO and principal shareholder, who also served as a principal of Doc Pharma S.A. in the past.

Prepaid expenses and other current assets – related party & other assets – related party

As of December 31, 2024, and December 31, 2023, the Company had a prepaid balance of $3,284,052 and $4,347,184, respectively, to Doc Pharma. For the year ended December 31, 2024 the prepayment of approximately $2.6 million relates to purchases of inventory pursuant to the CMO agreement signed between the Company and Doc Pharma SA on October 10, 2020, $310k concern the purchase of pharmaceutical and nutraceutical licenses according to the May 17, 2021 R&D agreement and the remaining $362k relate to the current portion of the Royalty Agreement signed on December 31, 2024 between the and DocPharma SA (refer to “Research and Development” section of the MD&A). The non-current portion of the Royalty Agreement of $1,811,425 is included in “Other Assets – Related Party” in the Company’s Consolidated Balance Sheets as of December 31, 2024.

Accounts payable and accrued expenses – related party

As of December 31, 2024 and December 31, 2023, the Company had an accounts payable balance to Doc Pharma of $249,768 and $34,217, respectively. The December 31, 2024 balance concerns a trade payable balance that our subsidiary wholesaler, Cosmofarm SA, owes to Doc Pharma SA, concerning purchases of certain pharmaceutical products.

Accounts receivable – related party

Additionally, the Company had a receivable balance of $2,295,706 and $2,386,721 from Doc Pharma S.A. as of December 31, 2024, and December 31, 2023, respectively, which concerns trading receivables balances with the Company’s Greek and UK subsidiaries. As of December 31, 2024, a cumulative allowance for doubtful accounts of approximately $1.4 million has been recognized, effectively offsetting this balance.

Sales and Purchases

During the years ended December 31, 2024 and 2023, the Company purchased a total of $1,091,540 and $1,365,324 of products from Doc Pharma S.A., respectively and additionally sold a total of $781,386 and $619,637 of products to Doc Pharma, respectively.

Other Agreements

On October 10, 2020, the Company entered into a contract manufacturer outsourcing (“CMO”) agreement with Doc Pharma whereby Doc Pharma is responsible for the development and manufacturing of pharmaceutical products and nutritional supplements according to the Company’s specifications based on strict pharmaceutical standards and good manufacturing practice (“GMP”) protocols as the National Organization for Medicines requires. The Company has the exclusive ownership rights for trading and distribution of its own branded nutritional supplements named “Sky Premium Life®”. The duration of the agreement is for five years, however, either party may terminate the agreement at any time giving six-month advance notice. Doc Pharma is exclusively responsible for supplying the raw materials and packaging required to manufacture the final product. However, they are not responsible for potential delays that may arise, concerning their import. Doc Pharma is also obligated to store the raw and packaging materials. The delivery of raw and packaging materials should be purchased at least 30 and 25 days, respectively, before the delivery date of the final product. The Manufacturer solely delivers the finished product to the Company. There is a minimum order quantity (“MoQ”) of 1,000 pieces per product code. Both parties have agreed that the Company will deposit 60% of the total cost upon agreement and assignment and 40% of the total cost including VAT charge upon the delivery date. The prices are indicative and are subject to amendments if the cost of the raw material or the production cost change.

For the years ended December 31, 2024 and 2023, the Company has purchased €493,241 ($533,687) and €1,144,043 ($1,237,467), respectively, in inventory related to this agreement.

On May 17, 2021, Doc Pharma and the Company entered into a Research and Development (“R&D”) agreement whereby Doc Pharma will be responsible for the research, development, design, registration, copy rights and licenses of 250 nutritional supplements for the final products called Sky Premium Life®. These products will be sold in Greece and abroad. The total cost of this project will be €1,425,000 plus VAT and will be done over three phases as follows: Design & Development (€725,000); Control and Product Manufacturing (€250,000) and Clinical Study and Research (€450,000). SkyPharm has bought a total of as of 81 licenses at value of €554,500 ($593,204) which is 38.91% of the total cost, as of December 31, 2022. During the year ended December 31, 2023, 24 additional licenses were purchased at value of €475,014 ($525,461) and during the year ended December 31, 2024, 60 additional Sky Premium Life licenses were purchased for €710,000 ($734,921). The agreement will terminate on December 31, 2025.

On December 31, 2024, the Company signed an agreement with DocPharma SA (the “Licensor”), through which the Company obtained a royalty-bearing, exclusive worldwide license to actively commercialize the patents owned by the Licensor, through research and preclinical and clinical trials for the useful life of the patents, or for 20 years, whichever is longer. The patents, filed in 2016 and 2017 respectively, cover innovative treatments for cancer. The terms of the agreement include an initial payment of EUR 500,000 due by the end of 2024, followed by fixed annual payments of EUR 350,000 during the five-year Start-Up Term from 2025 to 2030. After the Start-Up Term, the Company will pay a 1.5% royalty on annual net sales of licensed products covered by an issued patent. Moreover, the Company retains an optional buy-out right for a total amount of EUR 7,500,000, which can be exercised with a 60-days notice and a 60-day close period. The Company also has the right to sublicense the patents. For the 12-month period ended December 31, 2024, the Company incurred EUR 500,000 ($517,550) in royalties concerning this agreement, which were included in “Research and Development costs” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Purchase of branded pharmaceuticals & generics

On June 28, 2023, the Company approved the purchase of five proprietary and innovative branded pharmaceuticals with significant market presence and material profit contribution from Zakalia Ltd., the parent company of Doc Pharma, for €1,800,000 ($1,965,600). The transaction was settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma. The purchased branded pharmaceuticals are presented in “Goodwill and intangible assets, net” on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company recognized an impairment charge of $160,947 related to two licenses that are no longer expected to be commercialized. The impairment was recorded after management’s assessment determined that the recoverability of these assets was no longer supportable due to changes in market conditions and strategic priorities. This charge is included in “Other income (expense), net” within the Consolidated Statement of Operations. On December 29, 2023, the Company approved the purchase of additional 19 generic licenses from Doc Pharma, of a total value of €3,200,000 ($3,539,840). This transaction was also settled on a non-cash basis through the reduction, of an equivalent amount, of prepaid expense balances the Company held with Doc Pharma.

Loans receivable - related party

The balance of prepaid expenses due Doc Pharma as of December 31, 2022, had increased to €7,103,706 ($7,599,545), which was mainly attributable to the prepayments SkyPharm S.A. made in accordance with the CMO agreement and the extensive orders and sales of the SPL products the Company expects to achieve within 2023, mainly through its Amazon channels in the UK, Singapore, Canada and other countries. However, as the benefit from a significant portion of the prepaid balance would not have been realized within a 12-month period, the Company opted to secure a portion of the outstanding prepaid balance through a loan agreement. SkyPharm S.A. (the “Lender”) entered into a loan agreement with Doc Pharma (the “Borrower”) for €4,000,000 ($4,279,200), all of which was financed through the outstanding prepaid balance. The duration of the loan is for a 10-year period up to December 1, 2032 (the “Maturity Date”). The loan bears a fixed interest rate of 5.5% payable on a monthly basis and will be repayable in 120 equal instalments of €33,333.33 ($35,660). The loan may be prepaid anytime during its duration in full or partially based on the Company’s product requirements and other factors, without Doc Pharma incurring any prepayment penalty. As of December 31, 2024 and December 31, 2023, the loan had a current portion of €500,000 ($517,550) and €400,000 ($442,480), and a non-current portion of €2,800,000 ($2,898,280), and €3,200,000 ($3,539,840), respectively, which is classified as “Loans receivable – related party” on the accompanying consolidated balance sheets. During the year ended December 31, 2024, the Company received €300,000 ($310,530) in principal repayments, and €121,550 ($125,816) of interest repayments. Additionally, during the year ended December 31, 2024, the Company recorded €188,375 ($203,822) as interest income relating to this loan.

Cana Laboratories Holding Limited

Cana was considered a related party as the Company had signed a binding letter of intent and an SPA for the acquisition of Cana. The acquisition was completed on June 30, 2023 according to the SPA signed on May 31, 2023. Thus, all balances between the Company and Cana were eliminated upon consolidation as of December 31, 2023. The Secured Promissory Note discussed below was included in consideration transferred upon acquisition.

Loans receivable - Related Party - Long Term

On February 28, 2023 (Issue Date) the Company signed a Secured Promissory Note with Cana Laboratories Holding (Cyprus) Limited (the “Holder”), whereby the Holder borrowed the sum of €4,100,000 ($4,457,520) from the Company. Interest on the Principal Amount under this Note shall accrue at a rate equal to Five Percent (5%) plus one month LIBOR per annum (5.47% as of December 31, 2023). The maturity date (“Maturity Date”) of this Note shall be five years from the Issue Date. The Principal Amount, as well as all accrued interest shall be due and payable on the Maturity Date. During the six months ended June 30, 2023, the Company recorded interest income of €137,138 ($148,789). Following, the completion of Cana’s acquisition on June 30, 2023 the balance of the Note was eliminated on a consolidated level.

Panagiotis Kozaris

Panagiotis Kozaris is considered a related party due to the fact that he is a former General operational manager and current employee of Cosmofarm S.A.

Prepaid Expenses and Other Current Assets - Related Party

From time-to-time the Company purchases back shares that Panagiotis Kozaris owns and records them as treasury shares. The Company pays Panagiotis Kozaris in advance for the shares owned and obtains the shares upon execution of a cumulative stock-purchase agreement (“SPA”). During the years ended December 31, 2023 and 2022, the Company paid Panagiotis Kozaris an additional sum of $51,159 and $143,056 respectively for shares owned, however, no SPA for these funds has been executed as of December 31, 2024. The Company intends to execute a cumulative SPA for these amounts within 2025. The total balances owed of $194,215 and $194,215 are included in “Prepaid expenses and other current assets - related party”, on the accompanying consolidated balance sheets as of December 31, 2024 and 2023, respectively.

Basotho Investment Limited

Basotho Investment Limited is considered a related party once Panagiotis Kozaris (former General operational manager and current employee of Cosmofarm S.A) is one of its directors.

General and administrative expenses

On November 21, 2023, the Company issued 120,000 shares of common stock to Basotho Investment Limited for services rendered. The fair value of these shares for the period ended December 31, 2024 and 2023 was $113,300 and $10,300, respectively, which was included in “General and administrative expenses” in the Company’s Consolidated Statements of Operations and Comprehensive Loss.

Maria Kozari

Maria Kozari is considered a related party to the Company due to the fact that she is the daughter of Panagiotis Kozaris, a former Operational General Manager and current employee of Cosmofarm S.A.

Accounts Receivable - Related Party

During 2021, the Company, through its subsidiary, Cosmofarm SA, commenced a partnership with a pharmacy called “Pharmacy & More”, owned by Maria Kozari. The transactions with the respective pharmacy were in Cosmofarm’s normal course of business, however, a more flexible credit policy was allowed as the pharmacy was new and needed to be established in the market. During the years ended December 31, 2024 and 2023 the Company’s net sales to Pharmacy & More amounted to $414,443 and $480,029 respectively. As of December 31, 2024 and 2023 the Company’s outstanding receivable balance due from the pharmacy amounted to $1,183,429 and $1,142,402, respectively, and are included in “Accounts receivable - related party”, on the accompanying consolidated balance sheets. As of December 31, 2024, a cumulative allowance for doubtful accounts of approximately $735,000 has been recognized, effectively offsetting this balance.

The Company plans to acquire Pharmacy & More within fiscal year 2025. Upon acquisition, the Company intends to offset the outstanding receivable balance with the corresponding purchase price and additionally plans to make Pharmacy & More the first shop-in-shop of its own branded line of nutraceutical products, Sky Premium Life® (SPL).

Other Related Parties

Additionally, the Company has the following material related-party balances as of December 31, 2024: a) a balance of $851,000 relating to unpaid salaries and bonuses due to Grigorios Siokas, the CEO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets, b) a balance of $168,000 relating to unpaid salaries and bonuses due to George Terzis, the CFO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets c) a balance of $15,000 relating to unpaid salaries and bonuses due to Nikolaos Bardakis, the COO of the Company, classified as “Accounts payable and accrued expenses - related party” in the Company’s consolidated balance sheets.

Notes Payable – Related Party

A summary of the Company’s related party notes payable during the years ended December 31, 2024 and 2023 is presented below:

	2024	2023

Beginning Balance	$11,283	$10,912
Payments	-	-
Foreign currency translation	(725)	371
Ending Balance	$10,558	$11,283

Grigorios Siokas

Grigorios Siokas is the Company’s CEO and principal shareholder.

On December 20, 2018, the €1,500,000 ($1,718,400) note payable, originally borrowed pursuant to a Loan Agreement with a third-party lender, dated March 16, 2018, was transferred to Grigorios Siokas. The note bore an interest rate of 4.7% per annum, originally matured on March 18, 2019 pursuant to the original agreement, which was extended to December 31, 2021, and again to December 31, 2023. During the year ended December 31, 2022, the Note was paid in full and as of December 31, 2023 the Company had no outstanding balance.

Dimitrios Goulielmos

Dimitris Goulielmos was the Company’s former CEO and a Director of the Company.

On November 21, 2014, the Company entered into an agreement with Dimitrios Goulielmos, as amended on November 4, 2016. Pursuant to the amendment, this loan has no maturity date and is non-interest bearing. As of December 31, 2024 and 2023, the Company had a principal balance of €10,200 ($10,558) and €10,200 ($11,283), respectively.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2024 and 2023, the Company recorded a foreign currency translation gain of $725 and a loss of $371, respectively.

Loans Payable – Related Party

A summary of the Company’s related party loans payable during the years ended December 31, 2024 and 2023 is presented below:

	2024	2023

Beginning balance	$13,257	$12,821
Proceeds	-	-
Payments	(6,210)	-
Foreign currency translation	(853)	436
Ending balance	$6,194	$13,257

Grigorios Siokas

From time to time, Grigorios Siokas loans the Company funds in the form of non-interest bearing, no-term loans. As of December 31, 2024 and 2023, the Company had an outstanding principal balance under these loans of $6,194 and $13,257, respectively, in loans payable to Grigorios Siokas.

The above balances are adjusted for the foreign currency rate as of the balance sheet date. For the years ended December 31, 2024 and 2023, the Company recorded a gain of $853 and a loss of $436, respectively.

Except as set forth above, we have not entered into any material transactions with any director, executive officer, and promoter, beneficial owner of five percent or more of our common stock, or family members of such persons.